U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

January 20, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Baird Funds, Inc. (the “Corporation”) Securities Act Registration No: 333-40128 Investment Company Act Registration No: 811-09997

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Corporation hereby submits Post-Effective Amendment No. 73 to the Corporation’s Registration Statement for the purpose of adding two new series: the Chautauqua Global Growth Fund and the Chautauqua International Growth Fund.  Pursuant to Rule 485(a)(2), the Corporation anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter.  At or before that time, the Corporation will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5586.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures